Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Contract liabilities	$ 1,379	$ 1,581
Recognized revenues	$ 202